Remaining Unsatisfied Performance (Tables)	6 Months Ended
Jun. 30, 2022
Southland Holding Llc [Member]
Schedule shows a reconciliation of backlog

(Amounts in thousands)	Backlog
Balance December 31, 2021	$2,218,573
New contracts, change orders, and adjustments	294,803
Gross backlog	2,513,376
Less: contract revenue recognized in 2022	(530,439)
Balance June 30, 2022	$1,982,937